Business Segments - Additional Information (Detail)	12 Months Ended
	Dec. 29, 2012 Segment	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Geographical Information [Line Items]
Number of reportable segments	3
Percentage of revenue accounted by customers	10.00%	10.00%	10.00%